Note 7 - Deferred Financing Costs (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Convertible Debt [Member]
Loan principal amount	$ 2,775,000	$ 2,775,000
Deferred financing costs	105,000	105,000
Accumulated Amortization	(52,000)	(40,000)
Unamortized balance	53,000	65,000
Loan amount, net	2,722,000	2,712,000
Long-term Debt, Net [Member]
Loan principal amount	300,000	300,000
Deferred financing costs	37,000	37,000
Accumulated Amortization	(28,000)	(26,000)
Unamortized balance	9,000	11,000
Loan amount, net	291,000	287,000
Loan amount, net	2,722,000	2,775,000	$ 3,000,000
Loan amount, net	$ 291,000	$ 287,000	$ 300,000